Cover	Sep. 15, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	001-39783
Entity Registrant Name	FOXO TECHNOLOGIES INC
Entity Central Index Key	0001812360
Entity Tax Identification Number	85-1050265
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	729 Washington Ave. N.,
Entity Address, Address Line Two	Suite 600,
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	562-9447
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Delwinds Insurance Acquisition Corp.
Class A Common Stock, par value $0.0001
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	FOXO
Security Exchange Name	NYSEAMER
Warrants, each warrant exercisable for one share of Class A Common Stock for $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FOXO WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One City Centre
Entity Address, Address Line Two	1021 Main Street
Entity Address, Address Line Three	Suite 1960
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002